Note 7 - Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventory, Current [Table Text Block]
	December 31
	2012	2011

Finished goods	$2,294	$2,447
Work-in-process	1,851	1,980
Raw materials	3,772	3,499
	$7,917	$7,926